SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUPPLEMENT DATED SEPTEMBER 6, 2005

TO PROSPECTUSES DATED APRIL 29, 2005
FOR KEYPORT ADVISOR, KEYPORT CHARTER, and KEYPORT LATITUDE,

TO PROSPECTUSES DATED APRIL 30, 2004
FOR KEYPORT ADVISOR VISTA, KEYPORT VISTA
AND STEIN ROE ANNUITY

TO PROSPECTUSES DATED DECEMBER 31, 2003
KEYPORT ADVISOR CHARTER, KEYPORT ADVISOR OPTIMA
and KEYPORT OPTIMA
ISSUED BY KEYPORT VARIABLE ACCOUNT A

TO PROSPECTUS DATED APRIL 29, 2005
FOR PREFERRED ADVISOR
ISSUED BY KMA VARIABLE ACCOUNT

This supplement contains information about the Liberty Asset Allocation Fund, Variable Series (the "Fund").

Nordea Investment Management North America, Inc. is the Fund's investment sub-advisor.

keyport 09/05